Revenue - Summary of the Amount of Cumulative Revenue (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Motion Pictures and Television Productions [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	[1]	¥ 1,150,679	¥ 748,517
Media Networks [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations		18,656	9,094
Music [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	[2]	150,361	116,184
Others [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations		¥ 80,405	¥ 69,587

[1]	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.
[2]	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.